Financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities
Financial assets and liabilities

17. Financial assets and liabilities

The Group’s net external debt was as follows:

	At December 31,
	2017	2016
	€m	€m
Loan notes	8,392	9,070
Term loan	—	627
Other borrowings	10	10
Total borrowings	8,402	9,707
Cash and cash equivalents	(686)	(776)
Derivative financial instruments used to hedge foreign currency and interest rate risk	251	(124)
Net debt	7,967	8,807

At December 31, 2017, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	€m	€m
		currency			currency
		m			m
Liabilities guaranteed by the ARD Finance Group
7.125%/7.875% Senior Secured Toggle Notes	USD	770	15-Sep-23	Bullet	770	642	—
6.625%/7.375% Senior Secured Toggle Notes	EUR	845	15-Sep-23	Bullet	845	845	—
Liabilities guaranteed by the Ardagh Group
2.750% Senior Secured Notes	EUR	750	15-Mar-24	Bullet	750	750	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	834	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	440	—
4.250% Senior Secured Notes	USD	715	15-Sep-22	Bullet	715	596	—
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	451	—
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,414	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,376	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	750	—
6.000% Senior Notes	USD	440	30-Jun-21	Bullet	440	367	—
Global Asset Based Facility	USD	813	07-Dec-22	Revolving	—	—	678
Finance lease obligations	GBP/EUR			Amortizing	—	7	—
Other borrowings / credit lines	EUR	4		Amortizing	—	3	1
Total borrowings / undrawn facilities						8,475	679
Deferred debt issue costs and bond premiums						(73)	—
Net borrowings / undrawn facilities						8,402	679
Cash and cash equivalents						(686)	686
Derivative financial instruments used to hedge foreign currency and interest rate risk						251	—
Net debt / available liquidity						7,967	1,365

Net debt includes the fair value of associated derivative financial instruments that are used to hedge foreign exchange and interest rate risks relating to finance debt.

Certain of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in certain areas such as incurrence of additional indebtedness (primarily maximum borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a number of financial covenants including a fixed charge coverage ratio. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are generally of a nature customary for such facilities.

At December 31, 2016, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	€m	€m
		currency			currency
		m			m
Liabilites guaranteed by the Ard Finance Group
7.125%/7.875% Senior Secured Toggle Notes	USD	770	15-Sep-23	Bullet	770	730	—
6.625%/7.375% Senior Secured Toggle Notes	EUR	845	15-Sep-23	Bullet	845	845	—
Liabilities guaranteed by the Ardagh Group
4.250% First Priority Senior Secured Notes	EUR	1,155	15-Jan-22	Bullet	1,155	1,155	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	949	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	440	—
First Priority Senior Secured Floating Rate Notes	USD	1,110	15-Dec-19	Bullet	1,110	1,053	—
Senior Secured Floating Rate Notes	USD	500	15-May-21	Bullet	500	474	—
6.000% Senior Notes	USD	440	30-Jun-21	Bullet	440	417	—
6.250% Senior Notes	USD	415	31-Jan-19	Bullet	415	394	—
6.750% Senior Notes	USD	415	31-Jan-21	Bullet	415	394	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,565	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	750	—
Term Loan B Facility	USD	663	17-Dec-21	Amortizing	663	629	—
HSBC Securitization Program	EUR	102	14-Jun-18	Revolving	—	—	102
Bank of America Facility	USD	155	11-Apr-18	Revolving	—	—	147
Finance lease obligations	GBP/EUR			Amortizing	7	7	—
Other borrowings / credit lines	EUR	4		Amortizing	3	3	1
Total borrowings / undrawn facilities						9,805	250
Deferred debt issue costs and bond discount						(98)	—
Net borrowings / undrawn facilities						9,707	250
Cash and cash equivalents						(776)	776
Derivative financial instruments used to hedge foreign currency and interest rate risk						(124)	—
Net debt / available liquidity						8,807	1,026

The following table summarizes the Group’s movement in net debt:

	2017	2016
	€m	€m
Net decrease/(increase) in cash and cash equivalents per consolidated statement of cash flows	90	(222)
(Decrease)/increase in net borrowings and derivative financial instruments	(930)	3,179
(Decrease)/increase in net debt	(840)	2,957
Net debt at January 1,	8,807	5,850
Net debt at December 31,	7,967	8,807

The (decrease)/increase in net borrowings and derivative financial instruments includes proceeds from borrowings of €3.5 billion (2016: €5.5 billion), repayments of borrowings of €4.1 billion (2016: €2.3 billion), a fair value loss on derivative financial instruments used to hedge foreign currency and interest rate risk of €0.4 billion (2016: gain of €0.1 billion) which partially offsets a corresponding foreign exchange gain on borrowings of €0.8 billion (2016: loss of €0.3 billion), with the net foreign exchange gain on borrowings impacting net debt by approximately €0.4 billion (2016: loss of €0.2 billion).

The maturity profile of the Group’s borrowings is as follows:

	At December 31,
	2017	2016
	€m	€m
Within one year or on demand	2	8
Between one and two years	1	8
Between two and five years	962	3,332
Greater than five years	7,437	6,359
	8,402	9,707

The table below analyzes the Group’s financial liabilities (including interest payable) into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows.

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2017	€m	€m	€m
Within one year or on demand	482	2	1,660
Between one and two years	481	70	—
Between two and five years	2,373	55	—
Greater than five years	8,128	126	—

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2016	€m	€m	€m
Within one year or on demand	555	8	1,548
Between one and two years	555	—	—
Between two and five years	4,724	—	—
Greater than five years	7,100	—	—

The carrying amount and fair value of the Group’s borrowings are as follows:

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond premium	Total	Fair value
At December 31, 2017	€m	€m	€m	€m
Loan notes	8,465	(73)	8,392	8,910
Finance leases	7	—	7	7
Bank loans, overdrafts and revolving credit facilities	3	—	3	3
	8,475	(73)	8,402	8,920

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond discount	Total	Fair value
At December 31, 2016	€m	€m	€m	€m
Loan notes	9,166	(96)	9,070	9,377
Term loan	629	(2)	627	635
Finance leases	7	—	7	7
Bank loans, overdrafts and revolving credit facilities	3	—	3	3
	9,805	(98)	9,707	10,022

Financing activity

2017 – Ardagh Group

On January 30, 2017, the Ardagh Group issued $1,000 million 6.000% Senior Notes due 2025. The proceeds, together with certain cash, were used to partially redeem, on the same day, $845 million First Priority Senior Secured Floating Rate Notes due 2019, to redeem in full on March 2, 2017, $415 million 6.250% Senior Notes due 2019 and to pay applicable redemption premiums and accrued interest.

On March 8, 2017, the Ardagh Group issued €750 million 2.750% Senior Secured Notes due 2024, $715 million 4.250% Senior Secured Notes due 2022 and $700 million 6.000% Senior Notes due 2025. On March 9, 2017, using the proceeds from the notes issued on March 8, 2017, the Ardagh Group redeemed €750 million 4.250% First Priority Senior Secured Notes due 2022, redeemed in full the $265 million First Priority Senior Secured Floating Rate Notes due 2019 and repaid in full the $663 million Term Loan B Facility, together with applicable redemption premiums and accrued interest.

On March 21, 2017, the Ardagh Group replaced its wholly-owned subsidiary, Ardagh Packaging Holdings Limited as the parent guarantor under the then outstanding notes issued by Ardagh Holdings USA Inc. and Ardagh Packaging Finance plc.

On April 10, 2017, using the proceeds of the notes issued on March 8, 2017, the Ardagh Group redeemed in full $415 million 6.750% Senior Notes due 2021 and paid applicable redemption premiums and accrued interest.

On June 12, 2017, the Ardagh Group issued £400 million 4.750% Senior Notes due 2027. The proceeds, together with certain cash, were used to redeem, on June 12, 2017, the Ardagh Group’s $500m Senior Secured Floating Rate Notes due 2021, and to pay applicable redemption premiums and accrued interest.

On August 1, 2017, the Ardagh Group redeemed in full the 4.250% First Priority Senior Secured Notes due 2022, together with applicable redemption premiums and accrued interest.

On December 7, 2017, the Ardagh Group closed a committed five year $850 million Global Asset Based Loan facility. This facility, secured by trade receivables and inventories, replaces the HSBC Securitization Program and the Bank of America Facility. It will provide funding for working capital and general corporate purposes. On December 31, 2017, the Ardagh Group has €678 million available under this facility.

2016 – ARD Finance Group

On September 16, 2016, the Group issued the following notes:

•	$770 million 7.125%/7.875% Senior Secured Toggle Notes due 2023; and
•	€845 million 6.625%/7.375% Senior Secured Toggle Notes due 2023.

The net proceeds from the issuance and sale of these notes were used to redeem the €710 million aggregate principal amount of the Ardagh Group’s 8.625% Senior PIK Notes due 2019 and the €250 million aggregate principal amount of the Ardagh Group’s 8.375% Senior PIK Notes due 2019, as well as to finance a dividend.

2016 – Ardagh Group

On May 16, 2016 the Ardagh Group issued the following notes:

•	$1,000 million aggregate principal amount of 4.625% Senior Secured Notes due 2023;
•	$500 million aggregate principal amount of Senior Secured Floating Rate Notes due 2021 at a coupon of LIBOR plus 3.250%;
•	€440 million aggregate principal amount of 4.125% Senior Secured Notes due 2023;
•	$1,650 million aggregate principal amount of 7.250% Senior Notes due 2024; and
•	€750 million aggregate principal amount of 6.750% Senior Notes due 2024.

The net proceeds from the issuance and sale of these notes were used to finance the Beverage Can Acquisition and to repay the following notes:

•	€475 million aggregate principal amount of 9.250% Senior Notes due 2020;
•	$920 million aggregate principal amount of 9.125% Senior Notes due 2020; and
•	$15 million aggregate principal amount of $150 million 7.000% Senior Notes due 2020.

These notes were repaid on May 16, 2016.

The notes issued to finance the Beverage Can Acquisition were held in escrow from the issuance date to the acquisition completion date. Interest charged during this period has been classified as an exceptional finance expense (see Note 4).

On October 3, 2016 the Ardagh Group agreed to extend the maturity of the Term Loan B Facility by two years to December 2021.

On November 15, 2016, the Ardagh Group repaid in full the principal amount outstanding of its $135 million 7.000% Senior Notes due 2020. Costs associated with the early redemption have been classified as exceptional in the consolidated income statement.

Effective interest rates

The effective interest rates of borrowings at the reporting date are as follows:

	2017			2016
	USD	EUR	GBP	USD	EUR	GBP
7.125% / 7.875% Senior Secured Toggle Notes	7.49%	—	—	7.57%	—	—
6.625% / 7.375% Senior Secured Toggle Notes	—	7.03%	—	—	7.05%	—
2.750% Senior Secured Notes due 2024	—	2.92%	—	—	—	—
4.625% Senior Secured Notes due 2023	5.16%	—	—	5.18%	—	—
4.125% Senior Secured Notes due 2023	—	4.63%	—	—	4.66%	—
4.250% Senior Secured Notes due 2022	4.51%	—	—	—	—	—
4.250% First Priority Senior Secured Notes due 2022	—	—	—	—	4.52%	—
First Priority Senior Secured Floating Rate Notes due 2019	—	—	—	3.49%	—	—
Senior Secured Floating Rate Notes due 2022	—	—	—	4.26%	—	—
4.750% Senior Notes due 2027	—	—	4.99%	—	—	—
6.000% Senior Notes due 2025	6.14%	—	—	—	—	—
7.250% Senior Notes due 2024	7.72%	—	—	7.74%	—	—
6.750% Senior Notes due 2024	—	7.00%	—	—	7.01%	—
6.000% Senior Notes due 2021	6.38%	—	—	6.38%	—	—
6.750% Senior Notes due 2021	—	—	—	7.45%	—	—
6.250% Senior Notes due 2019	—	—	—	7.25%	—	—
USD Term Loan B Facility due 2021	—	—	—	4.16%	—	—

The carrying amounts of the Group’s net borrowings are denominated in the following currencies:

	At December 31,
	2017	2016
	€m	€m
Euro	2,770	3,167
U.S. dollar	5,183	6,538
British pound	449	2
	8,402	9,707

The Group has the following undrawn borrowing facilities:

	At December 31,
	2017	2016
	€m	€m
Expiring within one year	1	1
Expiring beyond one year	678	249
	679	250

Derivative financial instruments

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and

Level 3Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

There were no transfers between Level 1 and  Level 2 during the year.

Fair values are calculated as follows:

(i)	Senior secured and senior notes - The fair value of debt securities in issue is based on quoted market prices and represent Level 1 inputs.
(ii)	Loan notes - The fair values are based on quoted market prices; however, these quoted market prices represent Level 2 inputs because the markets in which the loan notes trade are not active.
(iii)

Bank loans, overdrafts and revolving credit facilities – The estimated value of fixed interest bearing deposits is based on discounted cash flows using prevailing money-market interest rates for debts with similar credit risk and remaining maturity.

(iv)	Finance leases - The carrying amount of finance leases is assumed to be a reasonable approximation of fair value.
(v)	CCIRS - The fair values of the CCIRS are valued using Level 2 valuation inputs.
(vi)	Commodity and foreign exchange derivatives – The fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	€m	€m	€m	€m
Fair Value Derivatives
Metal forward contracts	14	164	—	—
Cross currency interest rate swaps	—	—	251	2,591
Forward foreign exchange contracts	3	149	1	43
NYMEX gas swaps	—	—	1	17
Carbon futures	2	8	—	—
At December 31, 2017	19	321	253	2,651

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	€m	€m	€m	€m
Fair Value Derivatives
Metal forward contracts	8	187	—	—
Cross currency interest rate swap	124	1,499	—	—
Forward foreign exchange contracts	—	—	8	195
NYMEX gas swaps	2	15	—	—
Carbon futures	1	2	—	—
At December 31, 2016	135	1,703	8	195

Derivative instruments with a fair value of €6 million (2016: €124 million) are classified as non-current assets and €13 million (2016: €11 million) as current assets in the consolidated statement of financial position at December 31, 2017. Derivative instruments with a fair value of €251 million (2016: €nil) are classified as non-current liabilities and €2 million (2016: €8 million) as current liabilities in the consolidated statement of financial position at December 31, 2017.

The majority of derivative assets and liabilities mature within one year with the exception of the cross currency interest rate swaps (“CCIRS”) which mature at dates between February 2019 and February 2023 and certain metal forward contracts which mature at dates between October 2019 and October 2020.

With the exception of interest on the CCIRS, all cash payments in relation to derivative instruments are paid or received when they mature. Bi‑annual interest cash payments and receipts are made and received in relation to the CCIRS.

The Ardagh Group mitigates the counterparty risk for derivatives by contracting with major financial institutions which have high credit ratings.

Cross currency interest rate swaps

2017

The Ardagh Group hedges certain of its external borrowings and interest payable thereon using CCIRS, with a net fair value liability at December 31, 2017 of €251 million (December 31, 2016: net asset of €124 million). In the year ended December 31, 2017 the Ardagh Group executed a number of CCIRS to swap (i) the U.S. dollar principal and interest repayments on $1,250 million of its U.S. dollar-denominated borrowings into euro, and (ii) the euro principal and interest repayments on €332 million of its euro denominated borrowings into British pounds.

In June 2017, as a result of the issuance of the £400 million 4.750% Senior Notes due 2027, the Ardagh Group terminated $500 million of its existing U.S. dollar to British pound CCIRS, due for maturity in May 2022. The Ardagh  Group received net proceeds of €42 million in consideration and recognized an exceptional loss of €14 million on the termination (see Note 4).

2016

In June 2016, the Ardagh Group entered into cross currency interest rate swaps totaling $1,300 million.  These swaps were entered into in order to partially swap the U.S. dollar principal and interest repayments on the Ardagh Group’s $1,650 million 7.250% Senior Notes due 2024 equally into euro and British pounds. The Ardagh Group also hedges a further $440 million of its external debt and interest thereon into euro using a CCIRS.

An exceptional gain of €78 million was recognised in the consolidated income statement for the year relating to the gain on fair value of the CCIRS which were entered into during the second quarter and for which hedge accounting had not been applied until the third quarter. Further, an exceptional loss of €10 million was incurred relating to cross currency interest rate swaps for which hedge accounting did not apply (see Note 4).

In December 2015, the Ardagh Group terminated its existing CCIRS due for maturity in June 2019, and replaced it with a new CCIRS with a maturity date of June 2019. The Ardagh Group received proceeds of €81 million in consideration of the termination.

Net investment hedge in foreign operations

The Ardagh Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk. Currency exposure arising from the net assets of the Ardagh Group’s foreign operations is managed primarily through borrowings denominated in the relevant foreign currencies.

Hedges of net investments in foreign operations are accounted for whereby any gain or loss on the hedging instruments relating to the effective portion of the hedge is recognised in other comprehensive income. The gain or loss relating to an ineffective portion is recognised immediately in the consolidated income statement within finance income or expense respectively. Gains and losses accumulated in other comprehensive income are recycled to the consolidated income statement when the foreign operation is sold. The amount that has been recognised in the consolidated income statement due to ineffectiveness is €nil (2016: €nil; 2015: €nil).

Metal forward contracts

The Ardagh Group hedges a substantial portion of its anticipated metal purchases. Excluding conversion and freight costs, the physical metal deliveries are priced based on the applicable indices agreed with the suppliers for the relevant month.

Fair values have been based on quoted market prices and are valued using Level 2 valuation inputs. The fair value of these contracts when initiated is €nil; no premium is paid or received.

Forward foreign exchange contracts

The Ardagh Group operates in a number of countries and, accordingly, hedges a portion of its currency transaction risk. The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices. The fair value of these contracts when initiated is €nil; no premium is paid or received.

NYMEX gas swaps

The Ardagh Group hedges a portion of its Glass Packaging North America anticipated energy purchases on the New York Mercantile Exchange (“NYMEX”).

Fair values have been based on NYMEX‑quoted market prices and Level 2 valuation inputs have been applied. The fair value of these contracts when initiated is €nil; no premium is paid or received.

Carbon futures

The Ardagh Group hedges a portion of its carbon purchases using European Union Allowance (‘EUA’) futures contracts. The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices.